Related Party Transactions and Balances (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 30, 2023	Apr. 07, 2022	Jun. 30, 2024	Dec. 31, 2023	Jan. 01, 2023
Related Party Transactions and Balances [Line Items]
Borrowing amount					$ 20,000,000
Generating interest expense	$ 9,316		$ 4,766	$ 9,316
Borrowing amount of related party					$ 20,000,000
Total interest payable				15,228
HongKong Kisen [Member]
Related Party Transactions and Balances [Line Items]
Borrowing amount			560,000
Interest rate percentage		0.10%			0.10%
Working capital support and repaid	3,160,000	$ 2,000,000		3,160,000
Total amount of loans			9,784,975
Interest payable			$ 19,994
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Borrowing amount	$ 4,384,975
Borrowing amount of related party				$ 4,384,975
Related Party [Member] | HongKong Kisen [Member]
Related Party Transactions and Balances [Line Items]
Borrowing amount		10,000,000
Borrowing amount of related party		$ 10,000,000